NOTE PAYABLE	12 Months Ended
Oct. 31, 2021
NOTE PAYABLE
NOTE PAYABLE

NOTE 10 – NOTE PAYABLE

On February 10, 2021, the Company signed a note payable with a third party in the principal amount of RMB 490,000 (approximately $76,000). The term of this note was 365 days. The annual interest rate for this note was 2.0%. The principal and related interest were fully paid in August 2021.

During the year ended October 31, 2021, interest expense related to this note was $725, which was included in other income (expense) on the accompanying consolidated statements of operations and comprehensive (loss) income.